Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q1PH

Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 20

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.8%
Commercial Services & Supplies 0.8%
a
CalPlant I LLC ,
c
Senior Secured Note , 144A, 15% , 7/01/25 ............................... $ 4,195,000 4,195,000
d,e
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,370,000 959,000
d,e
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 5,220,000 3,654,000
d,e
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,875,000 2,012,500
d,e
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 250,000 175,000
d,e
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,885,000 1,885,000
d,e
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,830,000 2,830,000
d,e
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,000,000 1,000,000
d,e
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 890,000 890,000
d,e
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,415,000 1,415,000
d,e
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,230,000 1,230,000
d,e
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,385,000 1,385,000
21,630,500
Diversified Consumer Services 1.6%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
45,335,000 40,841,395
Electric Utilities 0.4%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 9,734,980
Total Corporate Bonds (Cost $ 79,795,585 ) ......................................
72,206,875
Senior Floating Rate Interests 0.1%
Oil, Gas & Consumable Fuels 0.1%
a ,f
Rialto Bioenergy Facility LLC ,
First Lien, CME Term Loan, B , 15.329% , ( 12-month SOFR + 10% ), 4/01/31 ...... 1,194,545 1,194,545
First Lien, Initial Roll-Up CME Term Loan, B , 15.32% , ( 12-month SOFR + 10% ),
9/18/25 ......................................................... 1,526,220 579,963
1,774,508
a a a a a
Total Senior Floating Rate Interests (Cost $ 2,711,244 ) ...........................
1,774,508
Municipal Bonds 93.6%
California 85.9%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 844,442
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 970,939
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 929,785
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.375% , 7/01/49 ............... 5,000,000 4,872,941
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.5% , 7/01/54 ................ 5,750,000 5,637,673
g
California Community Choice Financing Authority , Revenue , 2021 B-1 , Mandatory Put ,
4% , 8/01/31 ...................................................... 10,000,000 9,928,301
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 17,588,806
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,405,000 2,218,145

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community College Financing Authority, (continued)
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... $ 7,050,000 $ 7,030,536
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 228,642
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 6,785,000 6,875,506
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 22,375,452
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 6,560,271
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 22,525,000 15,760,150
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,475,000 4,210,489
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 14,217,826
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 B-2 , Refunding , Zero Cpn.,
6/01/55 ........................................................ 13,420,000 2,750,198
Los Angeles County Securitization Corp. , Revenue , 2020 B-2 , Refunding , Zero Cpn.,
6/01/55 ........................................................ 40,010,000 6,966,593
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 2,978,411
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,049,328
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,308,937
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,159,149
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,528,359
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 4,934,299
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 6,812,855
c
California Enterprise Development Authority ,
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 232,354
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 511,567
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 655,332
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 8,190,000 7,910,180
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 2,825,000 3,067,260
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 2,750,000 2,966,960
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 2,950,559
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 16,000,000 16,888,021
El Camino Hospital , Revenue , 2017 , 4% , 2/01/42 .......................... 6,500,000 6,513,240
El Camino Hospital , Revenue , 2017 , 5% , 2/01/42 .......................... 5,000,000 5,139,993
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 21,565,000 24,344,114
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2014 A , 5% , 8/15/43 .............................................. 7,160,000 7,164,591
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,731,508
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 51,935 51,063
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 3,808,821 3,556,780
c
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,646,402
c,g
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ 4,000,000 3,583,993
c
California Infrastructure & Economic Development Bank ,
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. 10,360,000 7,633,829
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,432,460
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 2,092,755
California Municipal Finance Authority ,
c,g
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 20,780,699
c,g
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 13,787,209

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. $ 12,655,000 $ 12,487,717
Special Tax , 2022 C , 6.25% , 9/01/52 ................................... 4,045,000 4,266,562
Special Tax , 2022 D , 6.125% , 9/01/52 .................................. 6,885,000 7,172,992
Special Tax , 2023 A , 5.5% , 9/01/53 .................................... 3,000,000 3,048,817
Special Tax , 2023 C , 5.25% , 9/01/53 ................................... 1,300,000 1,235,847
Special Tax , 2024 A , 5% , 9/01/44 ...................................... 625,000 631,786
1717 University Associates LLC , Revenue , 2020 A-S , 5% , 9/01/57 ............. 1,175,000 952,234
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 1,900,097
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,024,972
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/36 ............... 1,100,000 1,126,896
Biola University, Inc. , Revenue , 2017 , Refunding , 5% , 10/01/39 ............... 1,000,000 1,017,585
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,061,592
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,279,078
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 283,734
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 300,666
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 1,000,967
h
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 948,771
h
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,071,986
h
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... 1,250,000 1,245,918
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 604,561
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,257,791
c
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 5,045,337
c
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 10,073,564
c
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,533,291
c
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,209,040
c
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 8,150,000 6,580,553
Caritas Affordable Housing, Inc. , Revenue, Senior Lien , 2014 A , 5% , 8/15/30 ..... 1,000,000 1,000,895
Caritas Affordable Housing, Inc. , Revenue, Senior Lien , 2014 A , 5.25% , 8/15/39 ... 1,200,000 1,201,800
Caritas Affordable Housing, Inc. , Revenue, Senior Lien , 2014 A , 5.25% , 8/15/49 ... 3,500,000 3,502,345
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 5,039,938
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 412,213
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/54 ................ 2,585,000 1,885,636
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,537,501
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,685,923
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,525,743
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,108,108
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 4,290,000 4,077,016
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . 1,875,000 1,758,263
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,013,694
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,068,497
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,461,497
h
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 500,683
h
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 800,000 790,257
h
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,107,553
h
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. 1,550,000 1,531,020
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 610,879
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ 1,060,000 1,085,285

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ $ 3,190,000 $ 3,287,665
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 193,745
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 100,270
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 50,435
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 131,267
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 351,050
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 1,858,321
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/40 ............................................ 5,000,000 5,044,374
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 9,278,966
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,681,297
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 452,327
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,247,985
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,369,505
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,059,357
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,574,594
Developmental Services Support Foundation , Revenue , 2019 A , Refunding , 5% ,
5/01/49 ........................................................ 1,895,000 1,915,110
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... 2,625,000 2,663,789
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 4,975,913
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 5,500,000 5,577,780
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... 5,000,000 3,825,478
c
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , Zero Cpn., 9/01/43 .......... 20,710,000 14,172,665
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/37 ... 8,965,000 9,027,976
Integrity Housing Obligated Group , Revenue , 10% , 12/01/62 ................. 7,000,000 3,923,500
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 14,994,908
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,821,804
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,752,978
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 13,949,570
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,343,276
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 22,250,000 22,172,036
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,114,339
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,056,667
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 949,988
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 2,880,709
c
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 523,888
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/31 .. 1,000,000 1,015,726
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,774,713
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. 1,750,000 1,750,954
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 855,000 840,890
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,107,087
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,504,519
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 453,428
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,405,381
South Central Los Angeles Regional Center for Developmentally Disabled Persons ,
Revenue , 2013 , 5.5% , 12/01/33 ..................................... 3,115,000 3,118,107

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
South Central Los Angeles Regional Center for Developmentally Disabled Persons ,
Revenue , 2013 , 5.75% , 12/01/43 .................................... $ 7,000,000 $ 7,005,962
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 300,000 307,871
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 515,812
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 517,220
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 712,871
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 1,045,000 1,041,224
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 886,096
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 1,385,000 1,253,871
c
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 790,000 749,173
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 516,880
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 679,041
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,255,000 1,310,303
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,026,151
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,138,553
c
California Pollution Control Financing Authority ,
e
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ 3,500,000 47,250
e
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 175,500
e
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 155,250
e
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 60,750
Poseidon Resources Channelside LP , Revenue , 144A, 2012 , 5% , 11/21/45 ...... 21,685,000 21,713,477
e
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 6.75% , 12/01/28 .......... 910,035 68,252
e
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 4,237,715 317,829
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,439,062
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,111,563
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... 1,000,000 983,606
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... 2,000,000 1,735,931
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 B-1 , Refunding , 3.125% ,
5/15/29 ........................................................ 2,510,000 2,440,799
c
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... 700,000 659,860
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 10,004,445
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 400,765
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 2,069,574
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,534,793
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/35 ........................................................ 1,000,000 1,009,173
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ 1,000,000 1,004,804
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 2,017,311
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , Pre-Refunded , 5% ,
8/01/41 ........................................................ 190,000 193,325
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 2,021,145
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 2,024,470
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... 1,485,000 1,502,550
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,601,203
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 503,541

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... $ 3,570,000 $ 3,513,241
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 916,396
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,532,468
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 221,331
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,204,035
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 2,000,000 2,007,316
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,750,255
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,525,000 2,546,164
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,502,860
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,016,874
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,742,899
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,271,534
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 250,000 236,810
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 416,738
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 550,967
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,180,011
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . 615,000 608,011
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,092,588
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 2,974,567
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 7,591,959
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 1,200,000 1,212,948
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,680,493
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/39 1,000,000 1,024,082
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,162,774
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,151,963
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 2,050,000 2,034,022
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 365,000 338,183
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... 1,200,000 1,184,561
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... 1,235,000 1,186,060
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. 1,250,000 1,290,600
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,550,204
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 984,218
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,582,053
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 13,915,892
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,139,435
h
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 648,991
h
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,570,124
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ 650,000 657,714
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 566,807
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 607,238
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 815,000 840,106
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... 500,000 511,276
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 567,119
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 535,939
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 1,250,000 1,276,015

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ $ 2,000,000 $ 2,010,673
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,901,641
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,268,466
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 995,000 1,029,989
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 758,501
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 833,208
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,418,774
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 315,000 321,488
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... 360,000 362,058
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 244,225
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 489,903
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 577,317
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 892,464
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 828,144
California State Public Works Board , State of California Department of General
Services , Revenue , 2024 A , 5% , 4/01/49 ................................ 13,000,000 14,217,839
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. 2,230,000 2,243,088
Special Assessment , 2016 A , 5% , 9/02/36 ............................... 1,035,000 1,056,136
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 1,055,000 1,046,846
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 2,022,420
Special Assessment , 2017 A , 5% , 9/02/46 ............................... 2,455,000 2,481,541
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,360,749
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,566,246
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 4,195,000 4,306,626
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,215,747
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,804,067
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,828,212
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,759,333
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,645,177
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 5,520,000 5,686,637
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,687,949
Special Assessment , 2019 A , 5% , 9/02/39 ............................... 1,600,000 1,654,749
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 962,045
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,193,297
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 850,000 869,852
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,256,896
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 735,272
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 998,468
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 507,022
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 573,695
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 900,232
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,648,148
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 2,960,454
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,647,491
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. 2,435,000 2,097,518
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 2,863,505
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,265,000 2,668,168
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,632,969
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 2,979,954
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 3,000,000 2,857,771

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ $ 1,990,000 $ 1,978,116
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 999,315
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 2,823,220
Aldersly Obligated Group , Revenue , 2015 A , Pre-Refunded , 5% , 5/15/32 ........ 750,000 760,540
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/35 ......... 2,000,000 2,022,984
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/45 ......... 3,810,000 3,824,753
c
California Baptist University , Revenue , 144A, 2014 A , 6.125% , 11/01/33 ......... 1,565,000 1,567,790
c
California Baptist University , Revenue , 144A, 2014 A , 6.375% , 11/01/43 ......... 4,035,000 4,040,003
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,161,705
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... 1,875,000 1,876,079
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,898,714
CHF-Irvine LLC , Revenue , 2016 , Refunding , 5% , 5/15/40 .................... 1,500,000 1,511,726
CHF-Irvine LLC , Revenue , 2017 , 5% , 5/15/42 ............................ 710,000 716,255
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,750,000 10,815,992
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,263,920
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 3,000,000 3,032,067
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,061,228
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,450,121
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,500,000 7,501,319
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,685,000 1,729,950
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... 2,000,000 2,026,639
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 2,275,000 2,248,616
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,306,834
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 2,000,000 1,865,191
Eskaton Properties, Inc. Obligated Group , Revenue , 2012 , 5.25% , 11/15/34 ...... 4,150,000 4,150,654
c
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 12,701,270
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/34 ......... 375,000 386,855
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... 950,000 960,447
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,250,644
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 45,755,000 45,960,266
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,363,986
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,282,494
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,392,144
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 8,024,371
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,639,533
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,203,744
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,673,433
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 1,999,985
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,382,399
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 389,807
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 1,863,810
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 911,874

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... $ 2,400,000 $ 2,424,544
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,859,569
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 2,997,686
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,168,552
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ 1,500,000 1,508,243
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,637,007
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,680,580
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... 3,255,000 3,267,185
City of Fullerton ,
Community Facilities District No. 2 , Special Tax , 2014 , 5% , 9/01/34 ............ 1,075,000 1,075,806
Community Facilities District No. 2 , Special Tax , 2014 , 5% , 9/01/44 ............ 2,450,000 2,450,591
City of Irvine ,
Community Facilities District No. 2013-3 Area No. 1 , Special Tax , 2014 , 5% , 9/01/39 1,000,000 1,001,747
Community Facilities District No. 2013-3 Area No. 1 , Special Tax , 2014 , 5% , 9/01/44 1,500,000 1,501,745
Community Facilities District No. 2013-3 Area No. 1 , Special Tax , 2014 , 5% , 9/01/49 2,750,000 2,752,365
Community Facilities District No. 2013-3 Improvement Area No. 8 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 5,000,000 5,104,785
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,765,434
City of Long Beach ,
Marina System , Revenue , 2015 , 5% , 5/15/34 ............................. 1,300,000 1,305,839
Marina System , Revenue , 2015 , 5% , 5/15/40 ............................. 3,500,000 3,504,240
Marina System , Revenue , 2015 , 5% , 5/15/45 ............................. 2,500,000 2,480,444
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,232,116
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 1,006,155
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,562,705
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... 1,000,000 1,014,693
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 504,650
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... 4,500,000 3,079,940
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,053,074
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2021 , Refunding , 4% , 9/01/41 450,000 401,791
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 576,214
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 499,127
City of Rancho Cordova ,
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,194,977
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,005,683
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/40 .................................................... 1,200,000 1,207,750
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/45 .................................................... 1,250,000 1,256,181
City of Roseville ,
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,301,812

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville, (continued)
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ $ 500,000 $ 498,682
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,837,776
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,292,425
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,527,448
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,977,240
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ 6,415,000 6,496,001
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/39 ........................................................ 440,000 447,803
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,007,174
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2021 , 4% ,
9/01/41 ........................................................ 400,000 363,218
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ 1,500,000 1,556,485
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,893,523
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 500,000 501,020
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,102,041
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,886,583
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,586
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,719,907
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,166,606
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/32 ........................................................ 1,120,000 1,131,969
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/33 ........................................................ 1,000,000 1,010,421
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,261,413
c
City of Sacramento ,
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... 300,000 308,978
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 728,454
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,916,533
City of San Clemente ,
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/40 ........ 1,745,000 1,759,638
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/46 ........ 2,445,000 2,460,786
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 435,000 431,474
City of San Francisco , 5.25% , 9/01/49 ....................................
11,500,000 9,485,141
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 230,000 231,338
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,579,063
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,600,643
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,079,503
GO , 2004 A , NATL Insured , Zero Cpn., 8/01/27 ........................... 6,295,000 5,636,304
GO , 2004 A , NATL Insured , Zero Cpn., 8/01/28 ........................... 3,000,000 2,593,364

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. $ 13,980,000 $ 11,559,262
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 30,685,018
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 6,883,827
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 18,214,236
Coachella Valley Unified School District ,
GO , 2012 D , AGMC Insured , Zero Cpn., 8/01/42 .......................... 8,500,000 3,737,294
GO , 2012 D , AGMC Insured , Zero Cpn., 8/01/43 .......................... 3,000,000 1,254,276
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,910,000 3,927,113
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,067,166
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. 3,080,000 2,988,937
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,067,166
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,005,495
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,003,864
c
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 13,818,125
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 7,378,018
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 7,198,125
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 20,400,822
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ 4,295,000 4,298,560
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 1,965,936
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
8,070,000 6,328,053
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 1,980,375
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,013,306
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,103,126
c
Fairfield Community Facilities District ,
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,023,034
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,246,949
i ,j
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.096% , 7/25/35 ................................ 132,142,999 8,180,973
c
144A, FRN , 2020-ML07 , XCA , 2.132% , 1/25/37 ........................... 119,216,826 15,891,603
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 1,000,000 1,009,900
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 530,000 552,024
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,701,824
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , Zero Cpn., 1/15/42 .......................... 75,000,000 33,683,767
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... 23,000,000 20,926,136
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 17,500,000 14,540,883
Revenue , 2015 A , Refunding , Zero Cpn., 1/15/33 .......................... 19,000,000 13,397,833

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... $ 1,860,000 $ 1,831,437
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 2,911,037
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 2,904,026
Hanford Joint Union High School District ,
GO , B , AGMC Insured , Zero Cpn., 8/01/32 ............................... 3,635,000 2,676,768
GO , B , AGMC Insured , Zero Cpn., 8/01/33 ............................... 3,705,000 2,588,250
GO , B , AGMC Insured , Zero Cpn., 8/01/35 ............................... 4,120,000 2,664,776
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 3,132,589
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,635,626
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 6,099,659
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,016,348
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,802,626
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 2,715,430
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 2,000,000 2,021,887
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,026,768
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. 4,900,000 4,916,049
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,146,917
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,512,031
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,042,239
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 6,173,495
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ 995,000 1,014,131
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 1,007,839
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 4,013,112
Jurupa Public Financing Authority ,
Special Tax , 2014 A , Refunding , 5% , 9/01/42 ............................. 2,220,000 2,223,424
Special Tax , 2015 A , Refunding , 5% , 9/01/43 ............................. 4,000,000 4,058,125
Special Tax, Sub. Lien , 2015 B , Refunding , 5% , 9/01/40 ..................... 4,000,000 4,021,980
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,073,623
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,141,249
Lammersville Joint Unified School District , Community Facilities District No. 2014-1
Improvement Area No. 1 , Special Tax , 2017 , 5% , 9/01/42 .................... 2,750,000 2,787,918
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 8,823,932
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien , 2013 B , 5.25% , 9/01/32 .......................... 1,140,000 1,140,986
Special Tax, Junior Lien , 2013 B , 5.375% , 9/01/35 ......................... 790,000 790,799
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,017,018
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 6,234,710
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,758,937
Los Alamitos Unified School District ,
COP , 2012 , Zero Cpn., 8/01/34 ....................................... 1,500,000 1,675,263
COP , 2012 , Zero Cpn., 8/01/42 ....................................... 4,500,000 4,965,764
Mendocino-Lake Community College District ,
GO , 2011 B , AGMC Insured , 6.55% , 8/01/36 ............................. 5,150,000 6,297,435
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/40 ........................... 7,500,000 8,468,492

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... $ 1,000,000 $ 1,018,633
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,522,288
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,145,087
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,150,000 1,197,008
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 316,984
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 39,980,401
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 2,500,000 2,552,227
Revenue , 2017 A , Refunding , BAM Insured , 4% , 3/01/42 .................... 5,000,000 4,751,702
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,197,717
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,510,517
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,912,262
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,637,378
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 11,317,357
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 4,334,360
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... 6,000,000 4,648,211
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,451,146
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,504,141
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 A , Refunding , 5.375% ,
9/01/33 ........................................................ 1,900,000 1,900,220
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ 4,120,000 4,023,221
Community Facilities District No. 2002-1 , Special Tax , 2013 B , Refunding , 5.25% ,
9/01/33 ........................................................ 3,695,000 3,695,391
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,341,961
Rancho Mirage Community Facilities District ,
Special Tax , 2024 A , 5% , 9/01/44 ...................................... 2,200,000 2,224,090
Special Tax , 2024 A , 5% , 9/01/49 ...................................... 1,500,000 1,503,975
Special Tax , 2024 A , 5% , 9/01/54 ...................................... 1,400,000 1,402,044
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,211,322
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 6,078,505
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/42 ..........
13,000,000 16,305,012
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ 1,625,000 1,679,615
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,200,376
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 500,173
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 2,000,000 2,025,711
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,090,000 3,077,941
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,840,000 4,839,842

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
River Islands Public Financing Authority, (continued)
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. $ 4,250,000 $ 4,246,089
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 712,483
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 751,668
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,500,000 1,284,565
Riverbank Unified School District ,
GO , 2008 B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 6,690,000 3,632,408
GO , 2008 B , AGMC Insured , Zero Cpn., 8/01/43 ........................... 8,750,000 3,593,220
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,503,480
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 3,125,990
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,738,106
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,025,919
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,500,926
Rowland Unified School District ,
GO , 2009 B , Zero Cpn., 8/01/34 ....................................... 5,000,000 3,290,624
GO , 2009 B , Zero Cpn., 8/01/39 ....................................... 15,000,000 7,736,829
GO , 2009 B , Zero Cpn., 8/01/42 ....................................... 10,750,000 4,976,501
San Bernardino Community College District ,
GO , 2008 D , Pre-Refunded , 5% , 8/01/48 ................................ 3,760,000 3,834,002
GO , 2009 B , Zero Cpn., 8/01/44 ....................................... 12,495,000 5,027,352
San Diego Unified School District ,
GO , 2010 C , Zero Cpn., 7/01/47 ....................................... 26,025,000 23,651,314
GO , 2012 E , Zero Cpn., 7/01/42 ....................................... 6,940,000 5,276,561
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 13,500,000 10,200,651
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/37 ............................... 5,535,000 5,762,829
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 10,000,000 10,230,180
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 10,000,000 10,179,957
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 34,520,000 35,119,381
h
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 12,500,000 13,349,864
h,k
Revenue, Second Series , 2024 B , Refunding , 5% , 5/01/49 ................... 5,250,000 5,695,662
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/26 .......................... 3,000,000 2,711,040
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/31 .......................... 6,000,000 4,251,001
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/43 .......................... 16,500,000 6,408,249
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/43 ...................................... 2,500,000 2,501,751
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 19,475,000 18,286,840
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/32 ............... 50,225,000 36,831,951
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,009,220
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 6,925,000 6,968,395
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 88,070,000 88,582,444
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................
8,000,000 10,530,571
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 4,225,009
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 12,114,500
State of California , GO , 5% , 9/01/53 .....................................
8,000,000 8,697,719
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,855,060
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 4,941,756

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2006 C , Zero Cpn.,
6/01/46 ........................................................ $ 25,000,000 $ 4,794,272
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 B-1 , 2 ,
Refunding , 5% , 6/01/48 ............................................ 7,290,000 7,314,278
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,640,000 3,327,052
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,547,498
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... 6,490,000 6,504,570
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... 1,960,000 1,962,399
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 557,738
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 2,635,000 2,632,375
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,407,929
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.2% , 9/01/25 ........ 1,360,000 1,349,890
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,855,086
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/40 ........................................................ 750,000 754,934
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/45 ........................................................ 1,000,000 1,004,584
Val Verde Unified School District ,
Special Tax , 2015 , Refunding , 5% , 9/01/29 ............................... 3,200,000 3,226,450
Special Tax , 2015 , Refunding , 5% , 9/01/37 ............................... 2,000,000 2,011,863
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
1,955,000 1,959,489
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,542,874
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,821,142
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,720,443
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 311,206
2,225,250,647
Florida 0.7%
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 8,400,000 6,556,864
c ,g
Florida Development Finance Corp. ,
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 4,000,000 4,160,000
Brightline Florida Holdings LLC , Revenue , 144A, 2023 A , Refunding , Mandatory Put ,
7.5% , 8/15/24 ................................................... 7,250,000 7,458,686
18,175,550
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,209,031
Texas 0.4%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,000,000 9,296,379

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virgin Islands 0.2%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... $ 5,500,000 $ 5,708,100
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,081,050
Wisconsin 0.4%
c
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 7,000,000 6,575,418
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , Zero Cpn., 12/01/45 ... 6,000,000 4,026,938
10,602,356
U.S. Territories 5.7%
Guam 0.8%
Guam Government Waterworks Authority ,
Revenue , 2014 A , Refunding , 5% , 7/01/35 ............................... 1,000,000 1,000,686
Revenue , 2017 , Refunding , 5% , 7/01/40 ................................. 9,885,000 10,123,666
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,840,026
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 245,605
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 1,047,307
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,101,326
20,358,616
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,750,000 2,664,604
Puerto Rico 4.8%
Commonwealth of Puerto Rico ,
j
GO , FRN , Zero Cpn., 11/01/43 ........................................ 3,252,604 2,020,680
GO , 2022 A-1 , 5.375% , 7/01/25 ....................................... 817,244 824,396
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 809,842 846,852
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 857,533
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 862,618
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 733,777
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 647,976
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 549,229
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 715,434
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 16,300,453 14,742,720
GO , 2022 A-1 , Zero Cpn., 7/01/24 ..................................... 118,949 118,530
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 944,324 627,153
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
16,956,227 16,511,126
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,053
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,710,951 2,652,741
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 271,095 272,209
Puerto Rico Electric Power Authority ,
e
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 464,229
e
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 464,672
e
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 420,464
e
Revenue , 2013 A , 5% , 7/01/29 ........................................ 10,000,000 2,650,000
e
Revenue , 2013 A , 7% , 7/01/33 ........................................ 25,000,000 6,625,000
e
Revenue , 2013 A , 6.75% , 7/01/36 ..................................... 11,735,000 3,109,775
e
Revenue , 2013 A , 7% , 7/01/43 ........................................ 5,000,000 1,325,000
e
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 420,463
e
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 157,500
e
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 157,650

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... $ 1,800,000 $ 1,775,029
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 362,482 356,819
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,764,591 2,715,786
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 100,714
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 10,500,000 10,434,067
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 8,695,000 8,697,820
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/46 ............................. 20,000,000 6,406,056
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 47,945,000 11,403,105
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 11,463,000 11,427,133
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 12,300,000 12,191,203
124,971,512
Total U.S. Territories .................................................................... 147,994,732
Total Municipal Bonds (Cost $ 2,503,731,074 ) ...................................
2,425,317,845
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,425,197
Total Long Term Investments (Cost $ 2,586,237,903 ) .............................
2,501,724,425
a
a a a a
Short Term Investments 3.7%
Principal
Amount
Municipal Bonds 3.7%
California 3.7%
l
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 3.85% ,
9/01/38 ......................................................... 25,700,000 25,700,000
l
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 3.85% , 8/15/47 ................................................ 3,700,000 3,700,000
l
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 3.8% , 7/01/46 ................................. 6,350,000 6,350,000
l
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 3.8% , 10/01/41 ................... 7,900,000 7,900,000
l
Los Angeles Department of Water & Power , Power System , Revenue , 2002 A-6 ,
Refunding , SPA Bank of America NA , Daily VRDN and Put , 3.85% , 7/01/35 ...... 8,100,000 8,100,000
l
State of California ,
GO , 2003 C-4 , LOC US Bank NA , Daily VRDN and Put , 2.15% , 5/01/33 ......... 6,000,000 6,000,000
GO , 2004 A-2 , LOC State Street Bank & Trust Co. , Daily VRDN and Put , 3.75% ,
5/01/34 ........................................................ 700,000 700,000
GO , 2004 A-3 , LOC State Street Bank & Trust Co. , Daily VRDN and Put , 3.75% ,
5/01/34 ........................................................ 200,000 200,000
l
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 3.8% , 5/15/48 ................... 17,800,000 17,800,000
Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 3.8% , 5/15/48 ........... 6,100,000 6,100,000

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
l
University of California, (continued)
Revenue , 2023 BP-1 , Refunding , Daily VRDN and Put , 3.7% , 5/15/48 .......... $ 12,300,000 $ 12,300,000
94,850,000
Total Municipal Bonds (Cost $ 94,850,000 ) ......................................
94,850,000
Total Short Term Investments (Cost $ 94,850,000 ) ................................
94,850,000
a
Total Investments (Cost $ 2,681,087,903 ) 100.3% ................................
$2,596,574,425
Other Assets, less Liabilities (0.3) % ...........................................
(5,676,973)
Net Assets 100.0% ...........................................................
$2,590,897,452
See Abbreviations on page 23 .
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $730,675,867, representing 28.2% of net assets.
d
See Note 3 regarding restricted securities.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
The maturity date shown represents the mandatory put date.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
j
The coupon rate shown represents the rate at period end.
k
Security purchased on a when-issued basis.
l
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Restricted Securities
At May 31, 2024 , investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At May 31, 2024, unfunded commitments were as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund
1,370,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/13/21 $ 1,370,000 $ 959,000
5,220,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/01/21 5,220,000 3,654,000
2,875,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 4/05/22 2,875,000 2,012,500
250,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 250,000 175,000
1,885,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 1,885,000 1,885,000
2,830,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 2,830,000 2,830,000
1,000,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,000,000 1,000,000
890,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 890,000 890,000
1,415,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 1,415,000 1,415,000
1,230,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,230,000 1,230,000
1,385,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,385,000 1,385,000
Total Restricted Securities (Value is 0.7% of Net Assets) .............. $20,350,000 $17,435,500
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,195,000 as of May 31, 2024.
Borrower
Unfunded
Commitment
Franklin California High Yield Municipal Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 6,789,003
B-2, 7.125%, 7/01/59 32,971,162
$39,760,165
3. Restricted Securities
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 21,630,500 21,630,500
Diversified Consumer Services ............ — 40,841,395 — 40,841,395
Electric Utilities ........................ — 9,734,980 — 9,734,980
Senior Floating Rate Interests ............... — — 1,774,508 1,774,508
Municipal Bonds ......................... — 2,425,317,845 — 2,425,317,845
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 94,850,000 — 94,850,000
Total Investments in Securities ........... $— $2,570,744,220 $25,830,205 $2,596,574,425
Other Financial Instruments:
Unfunded Commitments .................. $— $— $1,620,918 $1,620,918
Total Other Financial Instruments ......... $— $— $1,620,918 $1,620,918
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks:
United States . $ — $ —
b
$ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds:
United States . 21,630,500 — — — — — — — 21,630,500 —
Senior Floating
Rate Interests:
United States . 1,354,086 413,269 — — — 345,716 — (338,563) 1,774,508 (936,735)
5. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 financial instruments include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund (continued)
Assets: (continued)
Investments in Securities:
Escrows and
Litigation Trusts $ 2,425,197 $ — $ — $ — $ — $ — $ — $ — $ 2,425,197 $ —
Total Investments in
Securities ....... $25,409,783 $413,269 $— $— $— $345,716 $— $(338,563) $25,830,205 $(936,735)
Other Financial Instruments:
Unfunded
Commitments
$1,620,918 $— $— $— $— $— $— $— $1,620,918 $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Includes financial instruments determined to have no value.
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.